Property and Equipment	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Property and Equipment
11.	PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2013 and 2014 are as follows:

	December 31, 2013	December 31, 2014
	RMB	RMB
Computer equipment	500,760	478,676
Leasehold improvements	45,553	46,805
Furniture and fixtures	36,351	40,278
Motor vehicles	5,888	1,939
Less: Accumulated depreciation	(397,569)	(427,097)
Net book value	190,983	140,601

Depreciation expense for the years ended December 31, 2012, 2013 and 2014 was approximately RMB107,038, RMB98,786 and RMB 92,790 respectively.